Related Party Transactions - Summary of Related Party Payables (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Disclosure of transactions between related parties [line items]
Total Related Party Payables	$ 265,982	$ 337,576
James Foster
Disclosure of transactions between related parties [line items]
Total Related Party Payables	110,383	119,700
Jason Davis
Disclosure of transactions between related parties [line items]
Total Related Party Payables	50,000	110,100
Nigel McCracken
Disclosure of transactions between related parties [line items]
Total Related Party Payables	$ 105,599	$ 107,776